Risk/Return Detail Data - FidelityBlueChipGrowthFund-KPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Securities Fund
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Blue Chip Growth Fund /K
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Portfolio Turnover, Rate	22.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in blue chip companies (companies that, in Fidelity Management & Research Company LLC (FMR)'s view, are well-known, well-established and well-capitalized), which generally have large or medium market capitalizations. Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	27.02%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	37.85%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(27.28%)
Performance Table Heading	Average Annual Returns
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund | Fidelity Blue Chip Growth Fund - Class K
Risk/Return:
Management fee	0.39%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.40%
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505
2014	14.74%
2015	6.40%
2016	1.71%
2017	36.20%
2018	1.16%
2019	33.56%
2020	62.38%
2021	22.81%
2022	(38.40%)
2023	55.76%
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund | Return Before Taxes | Fidelity Blue Chip Growth Fund - Class K
Risk/Return:
Label	Class K
Past 1 year	55.76%
Past 5 years	20.64%
Past 10 years	15.90%
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund | RS004
Risk/Return:
Label	Russell 1000® Growth Index
Past 1 year	42.68%
Past 5 years	19.50%
Past 10 years	14.86%
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund | RS001
Risk/Return:
Label	Russell 1000® Index
Past 1 year	26.53%
Past 5 years	15.52%
Past 10 years	11.80%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.